Income Taxes - Summary of Composition of Income Tax Expense (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 46,044,089	$ 2,372	$ 32,717,477	[1]	$ 13,178,171	[1]
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	29,865,043		24,355,240		13,407,948
Deferred income tax	3,454,279		(5,079,397)		(9,334,246)
Income Tax attributable to a discontinued operation	0		26,294,422		0
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	17,634,494		23,397,577		11,967,527
Deferred income tax	(4,909,727)		(9,955,943)		(2,863,058)
Income Tax attributable to a discontinued operation	$ 1,805,500		$ 7,144,249		$ 2,525,783

[1]	Restated for discontinued operations